SCHEDULE OF WARRANT ACTIVITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted Average Exercise Price Exercised	$ 1.43
Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants Beginning Balance	2,000,000
Weighted Average Exercise Price Beginning Balance	$ 1.00
Warrants Granted	367,500	2,210,070
Weighted Average Exercise Price Granted	$ 1.22	$ 1.00
Warrants Exercised	(1,024,500)
Weighted Average Exercise Price Exercised	$ 1.00
Warrants Expired
Weighted Average Exercise Price Expired
Warrants Cancelled		(210,070)
Weighted Average Exercise Price Cancelled		$ 1.00
Warrants Outstanding, Ending balance	1,343,000	2,000,000
Weighted Average Exercise Price Ending Balance	$ 1.43	$ 1.00
Warrants Exercisable Ending balance	1,343,000	2,000,000
Weighted Average Exercise Price Exercisable price	$ 1.43	$ 1.00
Outstanding and Vested Warrants Ending balance	1,343,000
Outstanding and Vested Warrants Expected Term	2 years 25 days